Accounting policies, changes in accounting estimates and errors	12 Months Ended
Dec. 31, 2022
Disclosure of voluntary change in accounting policy [abstract]
Presentation and preparation of the consolidated financial statements and significant accounting policies	Presentation and preparation of the consolidated financial statements and significant accounting policies
2.1.    Basis of preparation of the consolidated financial statements
These consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) and disclose all (and only) the applicable significant information related to the financial statements, which is consistent with the information utilized by management in the performance of its duties. The consolidated financial statements are presented in thousands of Brazilian reais, unless otherwise indicated, which is the functional currency of PagSeguro Group.
The consolidated financial statements have been prepared on a historical cost basis, except for certain financial assets and liabilities measured at fair value.
The preparation of financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying PagSeguro Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements, are disclosed in Note 3.
These consolidated financial statements as of December 31, 2022 and 2021 and for the three years ended December 2022, were authorized for issuance by PagSeguro Digital’s Board of Directors on February 28, 2023.
2.2.    Basis of consolidation
PagSeguro Group consolidates all entities over which it has control. Control is achieved when PagSeguro Group is exposed or has rights to variable returns with its involvement with the investee and can affect those returns through its power over the investee’s relevant activities.
Subsidiaries are all entities over which PagSeguro Digital has control. Subsidiaries are fully consolidated from the date PagSeguro Group obtains control of the subsidiary and ceases when PagSeguro Group loses control of the subsidiary. The subsidiaries included in the consolidation are described in Note 4.
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.
2.3.    Foreign currencies
i)Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency sport rates of exchange at the reporting date. Foreign exchange gains and losses resulting from the settlement of these transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of income.
Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.
ii)Group companies
On consolidation, the assets and liabilities of foreign operations are translated into Reais at the rate of exchange prevailing at the reporting date and their statements of profit or loss are translated at exchange rates prevailing at the dates of the transactions.
The exchange differences arising on translation for consolidation are recognized in OCI. On disposal of a foreign operation, the component of OCI relating to that particular foreign operation is reclassified to profit or loss.
2.4.    Cash and cash equivalents
Cash and cash equivalents are held for the purpose of meeting short-term cash needs and not for investment or any other purposes. PagSeguro Group classifies as cash equivalents a financial investment that can be immediately converted into a known amount of cash and is subject to immaterial risk of change in value. PagSeguro Group classifies financial instruments with original maturities of three months or less as cash equivalents.
2.5.    Financial instruments – initial recognition and subsequent measurement
i)Financial assets
Initial recognition and measurement
Financial assets are classified, at initial recognition and subsequently measured at amortized cost, fair value through other comprehensive income (“OCI”), and fair value through profit or loss. The classification depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. The Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs.
For a financial asset to be classified and measured at amortized cost or fair value through OCI, it needs to give rise to cash flows that are ‘solely payments of principal and interest (“SPPI”) on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.
The Group’s business model for managing financial assets refers to how it manages its financial assets to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets to collect contractual cash flows while financial assets classified and measured at fair value through OCI are held within a business model with the objective of both holding to collect contractual cash flows and selling (such as the financial investment disclosed on Note 7).
Financial assets include cash and cash equivalents, financial investments, accounts receivable, judicial deposits and other receivables.
Subsequent measurement
The subsequent measurement of financial assets depends on their classification, which may be (i) financial assets at amortized cost; (ii) financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments); (iii) financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments); and (iv) financial assets at fair value through profit or loss.
Financial assets at amortized cost
Financial assets at amortized cost relating to debt instruments are subsequently measured using the effective interest method and are subject to impairment. Financial assets at amortized cost relating to equity instruments are measured at cost of acquisition. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.
The Group’s financial assets at amortized cost includes cash and cash equivalents, accounts receivable, judicial deposits, investments and other receivables.
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss are presented at fair value in the balance sheet, with the corresponding gains or losses recognized in the statement of income. The Group does not hold any financial asset within this category.
Financial assets at fair value through OCI
For debt instruments at fair value through OCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the statement of profit or loss and computed in the same manner as for financial assets measured at amortized cost. The remaining fair value changes are recognized in OCI. Upon derecognition, the cumulative fair value change recognized in OCI is recycled to profit or loss.
The Group’s debt instruments at fair value through OCI includes investments in Brazilian Treasury Bonds, as disclosed in Note 7.
Financial assets designated at fair value through OCI (equity instruments)
Upon initial recognition, the Group can elect to classify irrevocably its equity investments as equity instruments designated at fair value through OCI when they meet the definition of equity under IAS 32 Financial Instruments: Presentation and are not held for trading. The classification is determined on an instrument-by-instrument basis. Gains and losses on these financial assets are never recycled to profit or loss. The Group does not hold any financial asset within this category.
Derecognition
A financial asset or, where applicable, a part of a financial asset or part of a group of similar financial assets, is derecognized when:
•The rights to receive cash flows from the asset expire; or
•PagSeguro Group transfers its rights to receive cash flows from the asset, or assumes an obligation to pay the received cash flows in full to a third party under a “pass-through” arrangement; and (a) transfers virtually all the risks and benefits of the asset, or (b) neither transfers nor retains virtually all the risks and benefits of the asset, but transfers control of the asset.
When PagSeguro Group has transferred its rights to receive cash flows from an asset and has not transferred or retained substantially all the risks and benefits of the asset, this asset is recognized to the extent of PagSeguro Group’s continuing involvement in the asset. In such case, PagSeguro Group also recognizes an associated liability.
The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that PagSeguro Group has retained.
Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of the consideration that PagSeguro Group may be required to repay.
ii)Impairment of financial assets
PagSeguro Group assesses, at the balance sheet date, if there is objective evidence that a financial asset or a group of financial assets is impaired. The Group recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.
ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).
The Group applies a credit risk policy taking into consideration the possibility of default by: (a) the card issuers, which have the obligation of transferring to the credit and debit card labels the fees charged for the transactions carried out by their card holders, and/or (b) the acquirers, which are used by the PagSeguro Group to approve transactions with the issuers. To mitigate this risk, the PagSeguro Group has established a Credit and Liquidity Risk Committee, whose responsibility is to assess the level of risk of each of the card issuers served by PagSeguro Group, as discussed in Note 26.
For debt instruments at fair value through OCI, the Group applies the low credit risk simplification. At every reporting date, the Group evaluates whether the debt instrument is considered to have low credit risk using all reasonable and supportable information that is available without undue cost or effort. In making that evaluation, the Group reassesses the internal credit rating of the debt instrument. The Group’s debt instruments at fair value through OCI comprise solely investments in Brazilian Treasury Bonds, considered to be low credit risk investments.
iii)Financial liabilities
Initial recognition and measurement
Financial liabilities are classified at initial recognition, as financial liabilities at fair value through profit or loss, or amortized cost. PagSeguro Group determines the classification of its financial liabilities at initial recognition.
Financial liabilities include payables to third parties, payables to related parties, trade payables and other payables.
Subsequent measurement
The subsequent measurement of financial liabilities depends on their classification, which may be as follows:
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss include held-for-trading financial liabilities and financial liabilities designated at fair value through profit or loss at initial recognition. Financial liabilities and corresponding specific derivative entered with the objective of protecting against fair value exposure risk are also designated at fair value hedge.
Financial liabilities are classified as held-for-trading if acquired for sale in the short term. This category includes derivative financial instruments which do not meet the hedge accounting criteria defined by IFRS 9 – Financial Instruments.
Gains and losses on held-for-trading liabilities are recognized in the statement of income.
Financial liabilities at amortized cost
After initial recognition, interest-bearing borrowings are subsequently measured at amortized cost, using the effective interest rate method, and are recognized in the statement of income.
Amortized cost is calculated by considering any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in “Financial expenses” in the statement of income.
Derecognition
A financial liability is derecognized when the obligation is discharged, canceled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and recognition of a new liability, and the difference in the respective carrying amounts is recognized in the statement of income.
iv)Financial instruments – offsetting
Financial assets and liabilities are presented net in the balance sheet if, and only if, there is an existing and enforceable legal right to offset the amounts recognized and an intention to offset or to realize the asset and settle the liability simultaneously.
v)Fair value of financial instruments
The fair value of financial instruments actively traded in organized markets is determined based on quoted market prices at the balance sheet date, without a deduction of transaction costs.
The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These techniques include the use of recent arm’s length transactions, reference to other similar instruments, discounted cash flow analysis or other valuation methods.
vi)Current versus non-current classification
The PagSeguro Group presents financial assets and liabilities in the balance sheet based on current and non-current classification. An asset is current when it is: (i) expected to be realized or intended to be sold or consumed in the normal operating cycle; (ii) held primarily for the purpose of trading; (iii) expected to be realized within twelve months after the reporting period; or (iv) cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period. All other assets are classified as non-current.
A liability is current when: (i) it is expected to be settled in the normal operating cycle; (ii) it is held primarily for the purpose of trading; (iii) it is due to be settled within twelve months after the reporting period; or (iv) there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.
vii)    Derivative Financial Instruments
Derivatives are initially recognized at fair value on the date a derivative contract is entered, and they are subsequently remeasured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument and, if so, the nature of the item being hedged.
At inception of the hedge relationship, the group documents the economic relationship between hedging instruments and hedged items, including whether changes in the cash flows of the hedging instruments are expected to offset changes in the cash flows of hedged items.
If the hedge no longer meets the criteria for hedge accounting, the adjustment to the carrying amount of a hedged item for which the effective interest method is used is amortized to profit or loss over the remaining period until maturity, using a recalculated effective interest rate.
2.6.    Accounts receivable
Accounts receivable include mainly (i) the receivables from credit/debit card issuers and acquirers originated from transactions through PagSeguro Group payment platform and credit operations (ii) loans, credit card receivables and payroll loans and other credit operations. Accounts receivables are initially recorded at the fair value net of the expected credit losses. If the term is equivalent to one year or less, accounts receivable is classified as current assets, if not, as non-current assets.
For debit and credit cards receivables from the clients, since they are comprised of transactions approved by large financial institutions that have a low overall risk level based on ratings received from major credit rating agencies, the Company assess it’s expected credit risk as low. This assessment is constantly updated considering other external factors, such as credit ratings assigned by FITCH, S&P and Moody's.
PagSeguro Group incurs financial expenses when an election to receive early payment of accounts receivable from financial institutions is made. This financial expense is recognized at the time the financial institution agrees to liquidate the accounts receivable due in installments on a prepaid basis, and it is recorded as Financial expenses in the statement of income.
For loans, credit card receivables and payroll loans and other credit operations, the methodology for determining the allowance for impairment loss is periodically reviewed, and calculated based on the multiplication of the following factors:
•Exposure at Default (EAD): amount exposed to credit risk at default;
•Probability of Default (PD): probability of the counterparty not meeting its contractual payment obligations; and
•Loss Given Default (LGD): percentage of the exposure that is not expected to be recovered in the event of default.
PagSeguro uses a credit risk rating model that assesses the risk of insolvency and default of counterparties, the methodologies and rules of which are defined in internal rules and policies. The main purpose of this credit risk rating model is to rate the likelihood of a customer to default, called Probability of Default (PD), by using objective factors that combine the economic and financial information on the customer and its economic group with the accessory guarantees offered for the operations: significant financial difficulty of the issuer or debtor; high probability of bankruptcy or composition with creditors or financial reorganization; breach of contract, such as a default or arrears in interest or principal payments; debt renegotiation; and the disappearance of an active market.
The PD is set for each business segment established by PagSeguro, which segregation is mainly based on customer size, so that customers with similar behavior and PD are grouped.
The weighting of objective factors plus the analysis of the coverage percentage of accessory guarantees leads to the customer rating this allows the grouping of customers with similar credit risks and classification into one of the following stages:
•Stage 1: comprises the credit portfolio that have not shown significant increase in credit risk since initial recognition, or that showed a low credit risk at the reporting date of the financial statement. It requires the recognition of an allowance related to the expected credit losses resulting from default events that are possible within 12 months after the reporting date (12-month expected credit losses).
•Stage 2: comprises the credit portfolio that have shown significant increase in credit risk since initial recognition, but that did not show objective evidence of impairment. It requires the recognition of an allowance at the amount of the expected credit losses considering default events that are possible over the expected lifetime of the transaction.
•Stage 3: comprises the credit portfolio that show objective evidence of impairment. It requires the recognition of an allowance at the amount of the expected credit losses considering default events that are possible over the expected lifetime of the transaction.
In addition to the above-described internal policies and rules, used for calculating the necessary allowance requirements, the recognition of the allowance for impairment also takes into consideration prospective information and scenarios established by PagSeguro, as follows: change in macroeconomic scenarios which impact in the calculation mode, such as, unemployment rate, Gross Domestic Product (GDP), score to credit cards, inflation rate, debt rate and score to loans. Macroeconomic scenarios also involve inherent risks, market uncertainties and other factors that may give rise to results different from those expected.
Finally, in addition to the methodology for calculating the allowance for impairment (EAD x PD x LGD), PagSeguro takes into consideration any other factor that may not be reached by such methodology, applying such factor to the individual transaction level. In this assessment, management has considered forward looking information and assumptions as the historical loss experience, credit quality and guarantees, economic factors and estimated future cash flows, which could impact the calculation model for provisioning expected credit losses.
An asset or group of financial assets is impaired and impairment loss is incurred if: there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a "loss event"); such loss event (or events) effectively impact the estimated future cash flows of the operation; and the loss can be reliably estimated.
If, in a subsequent period, the amount of the loss decreases and is objectively related to an event occurring after the loss recognition (such as an upgrade in the debtor'’s credit rating), the previously recognized loss is reversed by adjusting the allowance.
2.7.    Inventories
Inventories consist of POS devices. Inventories are stated at historical cost. The Company used the average cost method to account for inventories' cost and corresponding provision for losses is recognized when sale value is lower than its purchase cost.
2.8.    Property and equipment
Property and equipment is stated at historical cost, net of accumulated depreciation and accumulated impairment losses, if any. Historical cost includes expenditures that are directly attributable to the acquisition of the items and may also include finance costs related to the acquisition of qualifying assets.
Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with these costs will flow to PagSeguro Group and that such benefits can be reliably measured.
The carrying amount of replaced items or parts is derecognized. All other repairs and maintenance expenses are charged to the statement of income during the year in which they are incurred.
The assets’ residual values and useful lives are reviewed at the end of each reporting period, and adjusted on a prospective basis, if appropriate. Depreciation is calculated using the straight-line method, based on the estimated useful lives, as shown below:

Data processing equipment (includes the POS devices)	2.5 to 5 years
Building leasings	5 to 10 years
Machinery and equipment	5 to 10 years
Other assets	5 to 10 years
During 2022, the Company reviewed the estimated useful lives of these assets and no significant change was identified.
An item of property and equipment is derecognized upon disposal or when future economic benefits are expected from its use or disposal. Any gain or loss on disposal (calculated as the difference between the net disposal proceeds with the carrying amount of the asset) is recognized within “Other (expenses) income, net” in the statement of income when an asset is derecognized.
An asset’s carrying amount is immediately written down to its recoverable amount when the asset’s carrying amount is greater than its estimated recoverable amount. See note 2.10.
2.9.    Intangible assets
Software licenses are recorded at historical cost. Software licenses are amortized on the straight-line basis over the estimated useful life of the software which is approximately five years.
Costs associated with maintaining computer software programs are recognized as an expense as incurred. Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by PagSeguro Group are recognized as intangible assets.
Directly attributable costs relating to internal development of software are capitalized as part of the software product, which mainly includes costs incurred with employees and third-party contracted services.
Other development expenditures that do not meet the capitalization criteria are expensed as incurred. Development costs previously recorded as an expense are not recognized as an asset in a subsequent period and are included in the income statement.
Capitalized computer software development costs are amortized over their estimated useful lives which are reviewed at the end of each reporting period, and adjusted on a prospective basis, if appropriate.
2.10. Impairment of non-financial assets
The PagSeguro Group assesses at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the PagSeguro Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.
In assessing value in use, the estimated future cash flows are discounted to their present value using a post-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are considered. If no such transactions can be identified, an appropriate valuation model is used.
The Group bases its impairment calculation on most recent budgets and forecast calculations. These budgets and forecast calculations generally cover a period of five years. A long-term growth rate is calculated and applied to project future cash flows after the fifth year.
For assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Group estimates the asset’s or CGU’s recoverable amount. Goodwill is tested for impairment annually and when circumstances indicate that the carrying value may be impaired. Goodwill is impaired when the recoverable amount of the CGU is less than it is carrying amount, an impairment loss is recognized.
2.11. Payables to third parties
Payables to third parties refer to funds payable and amounts due to merchants that use PagSeguro Brazil platform. PagSeguro Group recognizes a liability for the transaction amount, net of the transaction cost that will be made available to the merchant on its PagSeguro account.
The payables to third parties from installment transactions are estimated based on the fair value, in accordance with the terms of these transactions.
2.12. Deposits
The PagSeguro Group has sell-buy back transactions (sales of financial assets with future repurchase agreement). Such repurchase agreements are recorded in term deposits accounts when refers to certificate deposits operations and interbank deposits accounts for financial letter issuance purposes. The difference between sale price and repurchase price is treated as interest and it is recognized during the term of the agreement by effective interest rate method.
2.13. Borrowings
Borrowings are initially recognized at fair value less any directly attributable transaction costs. After initial recognition, these financial liabilities are measured at amortized cost using the effective interest method, except for the embedded derivative, which is measured at fair value through profit or loss.
Gains and losses are recognized in the consolidated income statements when the liabilities are derecognized as well as through the effective interest method amortization process. Amortized cost is calculated by considering any discount or premium on acquisition and fees or costs that are an integral part of the effective interest method. The effective interest method amortization is included in interest expense in the consolidated income statements.
2.14. Provisions
Provisions are recognized when PagSeguro Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. When PagSeguro Group expects the value of a provision to be reimbursed, in whole or in part (for example, due to an insurance contract) the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain. Expenses associated with any provisions are presented in the statement of income, net of any reimbursements. PagSeguro Group is a party to legal and administrative proceedings.
Provisions are established for all contingencies related to lawsuits for which it is probable that an outflow of funds will be necessary to settle the contingency/obligation and a reasonable estimate can be made. The assessment of the likelihood of loss includes the evaluation of available evidence, the hierarchy of laws, available case law, recent court decisions and their importance in the legal system, as well as the opinion of outside legal counsel. The provisions are reviewed and adjusted to reflect changes in circumstances.
2.15. Revenue and income
Revenue from contract with customers is recognized as control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services in the ordinary course of PagSeguro Group’s activities. Revenue is presented net of sales and excise taxes and returns.
PagSeguro Group’s revenue from contract with customers substantially comprises:
•Revenue from transaction activities and other services: Revenue from fees charged for intermediation of electronic payments, and other services such as prepaid cards, which are recognized at the time the purchase is approved by the financial institution. Revenues from fees charged for intermediation of electronic payments are recognized on a gross basis and related transaction costs are recognized as Cost of sales and services, since PagSeguro Group is the principal in the intermediation transaction. PagSeguro Group has primary responsibility for providing the services to customers and directly sets the prices for such services, independently from the related transaction costs agreed between PagSeguro Group and the card schemes or card issuers.
•Revenue from membership fee: The Company charges a non-refundable membership fee at the inception of the contract with customers that provides access to the PagSeguro Group ecosystem. Revenue related to the non-refundable membership fee has been deferred according to the PagSeguro clients’ internal metrics and recognized in deferred revenues over time.
•Income is mostly comprised of financial income recognized because of the discount rate charged on the early payments of payables to third parties (merchants). The income is recognized at the time the merchant agrees to receive a sale in installments on an early payment basis, and it is recorded as financial income in the statement of income.
2.16. Current and deferred income tax and social contribution
Current income tax and social contribution
Tax assets and liabilities for the current year are calculated based on the expected recoverable amount or the amount payable to the tax authorities. The tax rates and tax laws used to calculate the amount are those enacted or substantively enacted at the balance sheet date in the countries where PagSeguro Group operates and generates taxable income.
Current income tax and social contribution related to items recognized directly in equity are recognized in equity. PagSeguro Group periodically evaluates the tax positions involving interpretation of tax regulations and establishes provisions when appropriate.
Deferred taxes
Deferred taxes arise from temporary differences between the tax bases of assets and liabilities and their carrying amounts at the balance sheet date.
Deferred tax liabilities are recognized for all temporary taxable differences, except in the following situations:
•When the deferred tax liability arises from the initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit; and
•On temporary tax differences related to investments in subsidiaries, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.
Deferred tax assets are recognized on all deductible temporary differences and tax loss carryforwards, to the extent that it is probable that taxable profit will be available against which they can be offset, except:
•When the deferred tax asset related to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit or loss; and
•On the deductible temporary differences associated with investments in subsidiaries. Deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and that taxable profit will be available against which the temporary differences can be utilized.
The carrying amount of deferred tax assets is reviewed at each reporting date and a deferred tax asset is recognized to the extent that it is probable that sufficient taxable profit will be available to allow all or part of the deferred tax assets to be utilized. Unrecognized deferred tax assets are re-assessed, at each reporting date and are recognized to the extent that it has become probable that future taxable profits will be available to allow their utilization.
Based on the local law of the Cayman Islands (specifically, the Companies Law of 1960), there is no taxation on the income earned by companies organized in this jurisdiction. Therefore, PagSeguro Digital has no income tax impacts in the Cayman Islands.
For the subsidiaries of PagSeguro Digital, deferred tax assets and liabilities are measured using the prevailing tax rates in the year in which the assets will be realized, and the liabilities will be settled. The currently defined tax rates of 25% for income tax and 9% for social contribution are used to calculate deferred taxes, except for BancoSeguro, which currently defined tax rates of 25% for income tax and 21% for social contribution, according to the Law 14.446.
Deferred tax assets and liabilities are presented on a net basis when there is legally or contractually enforceable right to offset the tax asset against the tax liability, and the deferred taxes are related to the same taxable entity and subject to the same tax authority.
2.17. Employee benefits – Profit sharing
PagSeguro Group recognizes a liability and an expense for profit sharing subject to achievement of operational targets and performance established and approved at the beginning of each fiscal year. PagSeguro Group recognizes a provision when contractually obliged or when there is a past practice that has created a constructive obligation.
2.18. Business combination and goodwill
PagSeguro Group accounts for business combinations using the acquisition method. The cost of an acquisition is measured as the sum of the consideration transferred, based on its fair value on the acquisition date. Costs directly attributable to the acquisition are expensed as incurred. The assets acquired, and liabilities assumed are measured at fair value, classified and allocated according to the contractual terms, economic circumstances and relevant conditions on the acquisition date. PagSeguro Group recognizes any non-controlling interest in the acquired business either at fair value or at the non-controlling interest’s proportionate share of the fair value of the acquired businesses’ identifiable net assets. Non-controlling interests are determined upon each acquisition. Acquisition-related costs are accounted for in the statement of income as incurred.
Goodwill is measured as the excess of the consideration transferred over the fair value of net assets acquired. If the consideration transferred is smaller than the fair value of net assets acquired, the difference is recognized as a gain on bargain purchase in the statement of income. After initial recognition, goodwill is measured at cost less any accumulated impairment losses.
Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with the changes in fair value recognized in the statement of profit or loss in accordance with IFRS 9.
2.19. Treasury shares
Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the PagSeguro Group’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in equity.
2.20. Share-based payments (LTIP and LTIP Goals)
LTIP-Goals was established by PagSeguro Brazil on December 18, 2018, as approved by the Company’s board of directors, and ratified on August 7, 2019, February 21, 2020 and January 19, 2021. Beneficiaries under the LTIP-Goals are selected by the LTIP-Goals Committee, which consists of the Company’s Chairman of the board of directors and two officers of UOL. Beneficiaries under the LTIP-Goals are granted awards, which may be payable in cash, Class A common shares or a combination of the two, at the discretion of the LTIP-Goals Committee based on the goals established in the Company’s corporate results-sharing plan for any given year. If any portion of an award was payable in Class A common shares, the relevant value in Brazilian reais was converted into Class A common shares on the last business day of January for awards related to 2019 and 2020. For awards related to 2021 and beyond, the LTIP-Goals Committee will set a determination date that falls no later than on the last business day of March following the year for which such amount was awarded. Under the LTIP-Goals plan, the relevant payment shall be made and/or Class A common shares delivered within 10 business days of that determination date.
Before the LTIP-Goals was created, members of management participated in the LTIP, which was established by UOL for its group companies on July 29, 2015 and was adopted by PagSeguro Digital Ltd. Beneficiaries under the LTIP were selected by UOL’s LTIP Committee, which consists of the Company’s chairman and two officers of UOL. Since the establishment of LTIP-Goals on December 18, 2018, no new rights have been, nor will be, granted under the LTIP. Beneficiaries under the LTIP were granted rights in the form of notional cash amounts without cash consideration. In this plan, employees (including senior executives) of the UOL group companies receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (equity-settled transactions).
The cost of equity-settled transactions is determined by the fair value at the date when the grant is made. These rights vest in five equal annual installments starting one year after the beneficiary’s grant date.
That cost is recognized in personnel expenses, together with a corresponding increase in equity over the period in which the service is fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense in the statement of profit or loss represents the movement in cumulative expense recognized as at the beginning and end of the year. No expense is recognized for awards that do not ultimately vest because service conditions have not been met.
2.21. New accounting standards adopted in 2022
The accounting policies adopted in the preparation of the Consolidated financial statements for the year ended December 31, 2022 are consistent with those adopted for the year ended December 31, 2021, except for the changes required by the pronouncements, interpretations and standards which became effective on January 1, 2022, as described below.
-    The amendment to IAS 16 Property, Plant and Equipment (PP&E) prohibits an entity from deducting from the cost of an item of PP&E any proceeds received from selling items produced while the entity is preparing the asset for its intended use. It also clarifies that an entity is ‘testing whether the asset is functioning properly’ when it assesses technical and physical performance of the asset. The financial performance of the asset is not relevant to this assessment. Entities must disclose separately the amounts of proceeds and costs relating to items produced that are not an output of the entity’s ordinary activities. The Group analyzed their transactions and concluded that is not exposed to this amendment.
-    Minor amendments were made to IFRS 3 Business Combinations to update the references to the Conceptual Framework for Financial Reporting and to add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets and Interpretation 21 Levies. The amendments also confirm that contingent assets should not be recognised at the acquisition date. The Group did not participate of any business combination in 2022.
-    The amendment to IAS 37 clarifies that the direct costs of fulfilling a contract include both the incremental costs of fulfilling the contract and an allocation of other costs directly related to fulfilling contracts. Before recognising a separate provision for an onerous contract, the entity recognises any impairment loss that has occurred on assets used in fulfilling the contract. The Group analyzed their transactions and concluded that is not exposed to this amendment.
The following improvements were finalized in May 2020 and become effective on January 2022, but did not impact the Group:
-    IFRS 9 Financial Instruments – clarifies which fees should be included in the 10% test for derecognition of financial liabilities.
-    IFRS 16 Leases – amendment of illustrative example 13 to remove the illustration of payments from the lessor relating to leasehold improvements, to remove any confusion about the treatment of lease incentives.
-    IFRS 1 First-time Adoption of International Financial Reporting Standards – allows entities that have measured their assets and liabilities at carrying amounts recorded in their parent’s books to also measure any cumulative translation differences using the amounts reported by the parent. This amendment will also apply to associates and joint ventures that have taken the same IFRS 1 exemption.
-    IAS 41 Agriculture – removal of the requirement for entities to exclude cash flows for taxation when measuring fair value under IAS 41. This amendment is intended to align with the requirement in the standard to discount cash flows on a post-tax basis.
2.22. New accounting standards not yet effective
The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the consolidated financial statements are disclosed below. The Company intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.
-    IFRS 17 was issued in May 2017 as replacement for IFRS 4 Insurance Contracts. It requires a current measurement model where estimates are remeasured in each reporting period. Contracts are measured using the building blocks of discounted probability-weighted cash flows, an explicit risk adjustment and a contractual service margin (CSM) representing the unearned profit of the contract which is recognised as revenue over the coverage period.
The standard allows a choice between recognising changes in discount rates either in the statement of profit or loss or directly in other comprehensive income. The choice is likely to reflect how insurers account for their financial assets under IFRS 9. An optional, simplified premium allocation approach is permitted for the liability for the remaining coverage for short duration contracts, which are often written by non-life insurers.
There is a modification of the general measurement model called the ‘variable fee approach’ for certain contracts written by life insurers where policyholders share in the returns from underlying items. When applying the variable fee approach, the entity’s share of the fair value changes of the underlying items is included in the CSM. The results of insurers using this model are therefore likely to be less volatile than under the general model.
Targeted amendments made in July 2020 aimed to ease the implementation of the standard by reducing implementation costs and making it easier for entities to explain the results from applying IFRS 17 to investors and others. The amendments also deferred the application date of IFRS 17 to 1 January 2023. The group does not expect the new IFRS to materially impact its results of operations.
-    Amendment to IAS 1 "Presentation of Financial Statements": issued in May 2020, with the objective of clarifying that liabilities are classified as current or non-current, depending on the rights that exist at the end of the period. The classification is not affected by the entity's expectations or events after the reporting date (eg, receipt of a waiver or breach of covenant). The amendments also clarify what "settlement" of a liability refers to under IAS 1. The amendments to IAS 1 are effective as of January 1, 2023. The group does not expect the new amendment to materially impact its results of operations.
-    Amendment to IAS 1 and IFRS Practice Statement 2 - Disclosure of Accounting Policies: in February 2021 the IASB issued a new amendment to IAS 1 on disclosure of "material" accounting policies rather than "significant" accounting policies. The amendments define what "material accounting policy information" is and explain how to identify it. It also clarifies that immaterial accounting policy information does not need to be disclosed, but if so, it should not obscure the relevant accounting information. To support this change, the IASB also amended the "IFRS Practice Statement 2 Making Materiality Judgments" to provide guidance on how to apply the concept of materiality to accounting policy disclosures. This amendment is effective as of January 1, 2023. The group does not expect the new amendment to materially impact its results of operations.
-    Amendment to IAS 8 - Accounting Policies, Change in Estimate and Error Rectification: the amendment issued in February 2021 clarifies how entities must distinguish changes in accounting policies from changes in accounting estimates, as changes in accounting estimates are applied prospectively to future transactions and other future events, but changes in accounting policies are generally applied retrospectively to past transactions and other past events, as well as to the current period. This amendment is effective as of January 1, 2023. The group does not expect the new amendment to materially impact its results of operations.
-    Amendment to IAS 12 - Income Taxes: the amendment issued in May 2021 requires entities to recognize deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. This typically applies to lease transactions (right-of-use assets and lease liabilities) and decommissioning and restoration obligations, as an example, and will require the recognition of additional deferred tax assets and liabilities. This amendment is effective as of January 1, 2023.
The group does not expect the new improvements to materially impact its results of operations.

Revenue and income
2.15. Revenue and income
Revenue from contract with customers is recognized as control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services in the ordinary course of PagSeguro Group’s activities. Revenue is presented net of sales and excise taxes and returns.
PagSeguro Group’s revenue from contract with customers substantially comprises:
•Revenue from transaction activities and other services: Revenue from fees charged for intermediation of electronic payments, and other services such as prepaid cards, which are recognized at the time the purchase is approved by the financial institution. Revenues from fees charged for intermediation of electronic payments are recognized on a gross basis and related transaction costs are recognized as Cost of sales and services, since PagSeguro Group is the principal in the intermediation transaction. PagSeguro Group has primary responsibility for providing the services to customers and directly sets the prices for such services, independently from the related transaction costs agreed between PagSeguro Group and the card schemes or card issuers.
•Revenue from membership fee: The Company charges a non-refundable membership fee at the inception of the contract with customers that provides access to the PagSeguro Group ecosystem. Revenue related to the non-refundable membership fee has been deferred according to the PagSeguro clients’ internal metrics and recognized in deferred revenues over time.
•Income is mostly comprised of financial income recognized because of the discount rate charged on the early payments of payables to third parties (merchants). The income is recognized at the time the merchant agrees to receive a sale in installments on an early payment basis, and it is recorded as financial income in the statement of income.

Basis of consolidation
2.2.    Basis of consolidation
PagSeguro Group consolidates all entities over which it has control. Control is achieved when PagSeguro Group is exposed or has rights to variable returns with its involvement with the investee and can affect those returns through its power over the investee’s relevant activities.
Subsidiaries are all entities over which PagSeguro Digital has control. Subsidiaries are fully consolidated from the date PagSeguro Group obtains control of the subsidiary and ceases when PagSeguro Group loses control of the subsidiary. The subsidiaries included in the consolidation are described in Note 4.
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

Foreign currencies
2.3.    Foreign currencies
i)Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency sport rates of exchange at the reporting date. Foreign exchange gains and losses resulting from the settlement of these transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of income.
Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.
ii)Group companies
On consolidation, the assets and liabilities of foreign operations are translated into Reais at the rate of exchange prevailing at the reporting date and their statements of profit or loss are translated at exchange rates prevailing at the dates of the transactions.
The exchange differences arising on translation for consolidation are recognized in OCI. On disposal of a foreign operation, the component of OCI relating to that particular foreign operation is reclassified to profit or loss.

Cash and cash equivalents	2.4. Cash and cash equivalentsCash and cash equivalents are held for the purpose of meeting short-term cash needs and not for investment or any other purposes. PagSeguro Group classifies as cash equivalents a financial investment that can be immediately converted into a known amount of cash and is subject to immaterial risk of change in value. PagSeguro Group classifies financial instruments with original maturities of three months or less as cash equivalents.
Financial instruments—initial recognition and subsequent measurement
2.5.    Financial instruments – initial recognition and subsequent measurement
i)Financial assets
Initial recognition and measurement
Financial assets are classified, at initial recognition and subsequently measured at amortized cost, fair value through other comprehensive income (“OCI”), and fair value through profit or loss. The classification depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. The Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs.
For a financial asset to be classified and measured at amortized cost or fair value through OCI, it needs to give rise to cash flows that are ‘solely payments of principal and interest (“SPPI”) on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.
The Group’s business model for managing financial assets refers to how it manages its financial assets to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets to collect contractual cash flows while financial assets classified and measured at fair value through OCI are held within a business model with the objective of both holding to collect contractual cash flows and selling (such as the financial investment disclosed on Note 7).
Financial assets include cash and cash equivalents, financial investments, accounts receivable, judicial deposits and other receivables.
Subsequent measurement
The subsequent measurement of financial assets depends on their classification, which may be (i) financial assets at amortized cost; (ii) financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments); (iii) financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments); and (iv) financial assets at fair value through profit or loss.
Financial assets at amortized cost
Financial assets at amortized cost relating to debt instruments are subsequently measured using the effective interest method and are subject to impairment. Financial assets at amortized cost relating to equity instruments are measured at cost of acquisition. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.
The Group’s financial assets at amortized cost includes cash and cash equivalents, accounts receivable, judicial deposits, investments and other receivables.
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss are presented at fair value in the balance sheet, with the corresponding gains or losses recognized in the statement of income. The Group does not hold any financial asset within this category.
Financial assets at fair value through OCI
For debt instruments at fair value through OCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the statement of profit or loss and computed in the same manner as for financial assets measured at amortized cost. The remaining fair value changes are recognized in OCI. Upon derecognition, the cumulative fair value change recognized in OCI is recycled to profit or loss.
The Group’s debt instruments at fair value through OCI includes investments in Brazilian Treasury Bonds, as disclosed in Note 7.
Financial assets designated at fair value through OCI (equity instruments)
Upon initial recognition, the Group can elect to classify irrevocably its equity investments as equity instruments designated at fair value through OCI when they meet the definition of equity under IAS 32 Financial Instruments: Presentation and are not held for trading. The classification is determined on an instrument-by-instrument basis. Gains and losses on these financial assets are never recycled to profit or loss. The Group does not hold any financial asset within this category.
Derecognition
A financial asset or, where applicable, a part of a financial asset or part of a group of similar financial assets, is derecognized when:
•The rights to receive cash flows from the asset expire; or
•PagSeguro Group transfers its rights to receive cash flows from the asset, or assumes an obligation to pay the received cash flows in full to a third party under a “pass-through” arrangement; and (a) transfers virtually all the risks and benefits of the asset, or (b) neither transfers nor retains virtually all the risks and benefits of the asset, but transfers control of the asset.
When PagSeguro Group has transferred its rights to receive cash flows from an asset and has not transferred or retained substantially all the risks and benefits of the asset, this asset is recognized to the extent of PagSeguro Group’s continuing involvement in the asset. In such case, PagSeguro Group also recognizes an associated liability.
The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that PagSeguro Group has retained.
Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of the consideration that PagSeguro Group may be required to repay.
ii)Impairment of financial assets
PagSeguro Group assesses, at the balance sheet date, if there is objective evidence that a financial asset or a group of financial assets is impaired. The Group recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.
ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).
The Group applies a credit risk policy taking into consideration the possibility of default by: (a) the card issuers, which have the obligation of transferring to the credit and debit card labels the fees charged for the transactions carried out by their card holders, and/or (b) the acquirers, which are used by the PagSeguro Group to approve transactions with the issuers. To mitigate this risk, the PagSeguro Group has established a Credit and Liquidity Risk Committee, whose responsibility is to assess the level of risk of each of the card issuers served by PagSeguro Group, as discussed in Note 26.
For debt instruments at fair value through OCI, the Group applies the low credit risk simplification. At every reporting date, the Group evaluates whether the debt instrument is considered to have low credit risk using all reasonable and supportable information that is available without undue cost or effort. In making that evaluation, the Group reassesses the internal credit rating of the debt instrument. The Group’s debt instruments at fair value through OCI comprise solely investments in Brazilian Treasury Bonds, considered to be low credit risk investments.
iii)Financial liabilities
Initial recognition and measurement
Financial liabilities are classified at initial recognition, as financial liabilities at fair value through profit or loss, or amortized cost. PagSeguro Group determines the classification of its financial liabilities at initial recognition.
Financial liabilities include payables to third parties, payables to related parties, trade payables and other payables.
Subsequent measurement
The subsequent measurement of financial liabilities depends on their classification, which may be as follows:
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss include held-for-trading financial liabilities and financial liabilities designated at fair value through profit or loss at initial recognition. Financial liabilities and corresponding specific derivative entered with the objective of protecting against fair value exposure risk are also designated at fair value hedge.
Financial liabilities are classified as held-for-trading if acquired for sale in the short term. This category includes derivative financial instruments which do not meet the hedge accounting criteria defined by IFRS 9 – Financial Instruments.
Gains and losses on held-for-trading liabilities are recognized in the statement of income.
Financial liabilities at amortized cost
After initial recognition, interest-bearing borrowings are subsequently measured at amortized cost, using the effective interest rate method, and are recognized in the statement of income.
Amortized cost is calculated by considering any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in “Financial expenses” in the statement of income.
Derecognition
A financial liability is derecognized when the obligation is discharged, canceled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and recognition of a new liability, and the difference in the respective carrying amounts is recognized in the statement of income.
iv)Financial instruments – offsetting
Financial assets and liabilities are presented net in the balance sheet if, and only if, there is an existing and enforceable legal right to offset the amounts recognized and an intention to offset or to realize the asset and settle the liability simultaneously.
v)Fair value of financial instruments
The fair value of financial instruments actively traded in organized markets is determined based on quoted market prices at the balance sheet date, without a deduction of transaction costs.
The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These techniques include the use of recent arm’s length transactions, reference to other similar instruments, discounted cash flow analysis or other valuation methods.
vi)Current versus non-current classification
The PagSeguro Group presents financial assets and liabilities in the balance sheet based on current and non-current classification. An asset is current when it is: (i) expected to be realized or intended to be sold or consumed in the normal operating cycle; (ii) held primarily for the purpose of trading; (iii) expected to be realized within twelve months after the reporting period; or (iv) cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period. All other assets are classified as non-current.
A liability is current when: (i) it is expected to be settled in the normal operating cycle; (ii) it is held primarily for the purpose of trading; (iii) it is due to be settled within twelve months after the reporting period; or (iv) there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.
vii)    Derivative Financial Instruments
Derivatives are initially recognized at fair value on the date a derivative contract is entered, and they are subsequently remeasured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument and, if so, the nature of the item being hedged.
At inception of the hedge relationship, the group documents the economic relationship between hedging instruments and hedged items, including whether changes in the cash flows of the hedging instruments are expected to offset changes in the cash flows of hedged items.
If the hedge no longer meets the criteria for hedge accounting, the adjustment to the carrying amount of a hedged item for which the effective interest method is used is amortized to profit or loss over the remaining period until maturity, using a recalculated effective interest rate.

Accounts receivable
2.6.    Accounts receivable
Accounts receivable include mainly (i) the receivables from credit/debit card issuers and acquirers originated from transactions through PagSeguro Group payment platform and credit operations (ii) loans, credit card receivables and payroll loans and other credit operations. Accounts receivables are initially recorded at the fair value net of the expected credit losses. If the term is equivalent to one year or less, accounts receivable is classified as current assets, if not, as non-current assets.
For debit and credit cards receivables from the clients, since they are comprised of transactions approved by large financial institutions that have a low overall risk level based on ratings received from major credit rating agencies, the Company assess it’s expected credit risk as low. This assessment is constantly updated considering other external factors, such as credit ratings assigned by FITCH, S&P and Moody's.
PagSeguro Group incurs financial expenses when an election to receive early payment of accounts receivable from financial institutions is made. This financial expense is recognized at the time the financial institution agrees to liquidate the accounts receivable due in installments on a prepaid basis, and it is recorded as Financial expenses in the statement of income.
For loans, credit card receivables and payroll loans and other credit operations, the methodology for determining the allowance for impairment loss is periodically reviewed, and calculated based on the multiplication of the following factors:
•Exposure at Default (EAD): amount exposed to credit risk at default;
•Probability of Default (PD): probability of the counterparty not meeting its contractual payment obligations; and
•Loss Given Default (LGD): percentage of the exposure that is not expected to be recovered in the event of default.
PagSeguro uses a credit risk rating model that assesses the risk of insolvency and default of counterparties, the methodologies and rules of which are defined in internal rules and policies. The main purpose of this credit risk rating model is to rate the likelihood of a customer to default, called Probability of Default (PD), by using objective factors that combine the economic and financial information on the customer and its economic group with the accessory guarantees offered for the operations: significant financial difficulty of the issuer or debtor; high probability of bankruptcy or composition with creditors or financial reorganization; breach of contract, such as a default or arrears in interest or principal payments; debt renegotiation; and the disappearance of an active market.
The PD is set for each business segment established by PagSeguro, which segregation is mainly based on customer size, so that customers with similar behavior and PD are grouped.
The weighting of objective factors plus the analysis of the coverage percentage of accessory guarantees leads to the customer rating this allows the grouping of customers with similar credit risks and classification into one of the following stages:
•Stage 1: comprises the credit portfolio that have not shown significant increase in credit risk since initial recognition, or that showed a low credit risk at the reporting date of the financial statement. It requires the recognition of an allowance related to the expected credit losses resulting from default events that are possible within 12 months after the reporting date (12-month expected credit losses).
•Stage 2: comprises the credit portfolio that have shown significant increase in credit risk since initial recognition, but that did not show objective evidence of impairment. It requires the recognition of an allowance at the amount of the expected credit losses considering default events that are possible over the expected lifetime of the transaction.
•Stage 3: comprises the credit portfolio that show objective evidence of impairment. It requires the recognition of an allowance at the amount of the expected credit losses considering default events that are possible over the expected lifetime of the transaction.
In addition to the above-described internal policies and rules, used for calculating the necessary allowance requirements, the recognition of the allowance for impairment also takes into consideration prospective information and scenarios established by PagSeguro, as follows: change in macroeconomic scenarios which impact in the calculation mode, such as, unemployment rate, Gross Domestic Product (GDP), score to credit cards, inflation rate, debt rate and score to loans. Macroeconomic scenarios also involve inherent risks, market uncertainties and other factors that may give rise to results different from those expected.
Finally, in addition to the methodology for calculating the allowance for impairment (EAD x PD x LGD), PagSeguro takes into consideration any other factor that may not be reached by such methodology, applying such factor to the individual transaction level. In this assessment, management has considered forward looking information and assumptions as the historical loss experience, credit quality and guarantees, economic factors and estimated future cash flows, which could impact the calculation model for provisioning expected credit losses.
An asset or group of financial assets is impaired and impairment loss is incurred if: there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a "loss event"); such loss event (or events) effectively impact the estimated future cash flows of the operation; and the loss can be reliably estimated.
If, in a subsequent period, the amount of the loss decreases and is objectively related to an event occurring after the loss recognition (such as an upgrade in the debtor'’s credit rating), the previously recognized loss is reversed by adjusting the allowance.

Inventories
2.7.    Inventories
Inventories consist of POS devices. Inventories are stated at historical cost. The Company used the average cost method to account for inventories' cost and corresponding provision for losses is recognized when sale value is lower than its purchase cost.

Property and equipment
2.8.    Property and equipment
Property and equipment is stated at historical cost, net of accumulated depreciation and accumulated impairment losses, if any. Historical cost includes expenditures that are directly attributable to the acquisition of the items and may also include finance costs related to the acquisition of qualifying assets.
Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with these costs will flow to PagSeguro Group and that such benefits can be reliably measured.
The carrying amount of replaced items or parts is derecognized. All other repairs and maintenance expenses are charged to the statement of income during the year in which they are incurred.
The assets’ residual values and useful lives are reviewed at the end of each reporting period, and adjusted on a prospective basis, if appropriate. Depreciation is calculated using the straight-line method, based on the estimated useful lives, as shown below:

Data processing equipment (includes the POS devices)	2.5 to 5 years
Building leasings	5 to 10 years
Machinery and equipment	5 to 10 years
Other assets	5 to 10 years
During 2022, the Company reviewed the estimated useful lives of these assets and no significant change was identified.
An item of property and equipment is derecognized upon disposal or when future economic benefits are expected from its use or disposal. Any gain or loss on disposal (calculated as the difference between the net disposal proceeds with the carrying amount of the asset) is recognized within “Other (expenses) income, net” in the statement of income when an asset is derecognized.
An asset’s carrying amount is immediately written down to its recoverable amount when the asset’s carrying amount is greater than its estimated recoverable amount. See note 2.10.